UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21601

PIMCO Floating Rate Strategy Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2007

Date of reporting period:	April 30, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Floating Rate Strategy Fund Schedule of Investments

April 30, 2007 (unaudited)

Principal
Amount
(000)		Value*

SENIOR LOANS (a)(c)—71.4%
Advertising—0.6%
	PagesJaunes Groupe S.A.(b),
€2,250	6.135%, 1/11/15, Term B	$3,117,709
€2,250	6.635%, 1/11/16, Term C	3,133,062
	West Corp. (b)(d),
$51	7.695%, 10/23/13	50,948
706	7.73%, 10/23/13	712,141
1,238	7.763%, 10/23/13	1,249,012
		8,262,872

Aerospace—0.9%
5,660	K & F Industries, Inc., 7.32%, 11/18/12, Term B (b)	5,669,938
	Standard Aero Holdings, Inc.(b),
53	7.57%, 8/30/12, Term B	52,568
3,148	7.59%, 8/24/12	3,154,050
1,259	7.59%, 8/30/12, Term B	1,261,620
1,250	TransDigm Group, Inc., 7.348%, 6/23/13, Term B	1,258,906
		11,397,082

Airlines—0.5%
7,000	Northwest Airlines Corp., 7.32%, 8/22/08 (b)	7,032,816

Apparel & Textiles—0.3%
926	Hanesbrands, Inc., 7.105%, 10/15/13, Term B	932,491
	Simmons Co., Term C (b),
1,195	7.375%, 12/19/11	1,202,072
1,388	7.438%, 12/19/11	1,397,002
		3,531,565

Automotive—1.7%
2,000	Dura Operating Corp., 10.07%, 4/28/11 (b)	1,865,714
12,000	Ford Motor Corp., 8.36%, 11/29/13, Term B	12,096,384
	Hertz Corp.,
556	5.35%, 12/21/12	560,048
1,763	7.07%, 12/21/12, Term B	1,777,256
2,739	7.09%, 12/21/12, Term B	2,758,619
	Lear Corp.,
2,091	7.85%, 3/23/12	2,097,628
900	7.86%, 3/23/12	902,853
		22,058,502

Automotive Products—3.3%
8,303	Affinia Group, 8.355%, 11/30/11, Term B (b)	8,368,601
	Cooper Standard Automotive, Inc.,
2,356	7.875%, 12/31/11, Term B	2,370,520
6,065	7.875%, 12/31/11, Term C	6,102,350
	Delphi Corp.,
500	7.625%, 12/31/07, Term B (b)	502,817
8,000	8.125%, 12/31/07, Term C	8,037,520
6,000	Fed Mogul Corp., 7.32%, 7/1/07, Term B (b)	6,014,250
	Goodyear Tire & Rubber Co.,
3,000	7.10%, 4/20/14, Term B (b)	3,015,471
2,000	8.82%, 4/1/11	2,012,678
6,143	Polypore, Inc., 8.32%, 11/12/11, Term B	6,173,886
		42,598,093

Principal
Amount
(000)		Value*

Banking—0.6%
	Aster Co., Ltd. (b),
€2,800	6.530%, 9/19/13, Term B	$3,863,105
$2,138	7.824%, 9/19/13, Term B1	2,146,294
2,214	8.324%, 9/19/14, Term C1	2,245,300
		8,254,699

Building/Construction—1.5%
8,500	Building Materials Corp., 11.125%, 9/14/14	8,463,875
	Masonite International Corp., Term B,
9	7.35%, 4/6/13	8,343
6,526	7.355%, 4/6/13 (b)	6,396,528
4,774	Nortek, Inc., 7.36%, 8/27/11 (b)	4,794,299
		19,663,045

Chemicals—3.6%
	Basell NV (b),
€861	5.876%, 9/15/13, Term B1	1,192,043
€129	5.876%, 9/15/13, Term B4	178,973
€835	5.922%, 9/15/13, Term B	1,156,626
€552	6.102%, 9/15/13, Term B	763,889
€994	6.102%, 9/15/13, Term B4	1,376,379
€230	6.102%, 9/15/13, Term B5	317,920
€406	6.102%, 9/15/13, Term B6	562,722
€200	6.626%, 9/15/14, Term C4	278,004
€673	6.672%, 9/15/14, Term C	932,860
€1,819	6.672%, 9/15/14, Term C4	2,522,577
€1,174	6.852%, 9/15/14, Term C	1,627,402
€248	6.852%, 9/15/14, Term C4	344,439
€236	6.852%, 9/15/14, Term C5	327,506
€185	6.852%, 9/15/14, Term C6	256,344
	Brenntag AG (b),
€340	6.633%, 12/23/13, Term B	464,464
€1,660	6.633%, 12/23/13, Term B5	2,298,309
$4,000	Chart Industries, 7.375%, 10/14/12, Term B (b)	4,020,000
4,000	Cognis BV, 8.104%, 5/12/12, Term B1 (b)	4,026,136
	Cognis Deutschland GmbH,
€1,792	5.782%, 5/12/11, Term A (b)	2,448,585
€797	5.782%, 5/12/11, Term A4	1,088,912
$1,869	Georgia Gulf Corp., 7.32%, 11/30/13	1,878,669
	INEOS Group Ltd. (b),
4,500	7.58%, 10/7/12, Term A4	4,533,282
1,980	7.58%, 10/7/13, Term B1	2,010,977
1,980	8.08%, 10/7/14, Term C1	2,018,828
2,564	Innophos, Inc., 7.57%, 8/13/10, Term B (b)	2,577,524
5,445	KRATON Polymers Group LLC, 7.375%, 5/11/13 (b)	5,493,776
2,118	VWR International, Inc., 7.61%, 4/7/11, Term B (b)	2,132,380
		46,829,526

Commercial Products—1.0%
3,296	Alliance Laundry Holdings LLC, 7.57%, 1/27/12, Term B (b)	3,322,885
	iPayment, Inc. (b),
388	7.32%, 12/27/12	388,592
1,592	7.35%, 12/27/12	1,592,645
	Sigmakalon (b),
€954	5.722%, 6/30/12, Term A	1,304,302
€2,456	6.22%, 9/19/12, Term B1	3,383,316
€44	6.222%, 9/19/12, Term B1	61,108
€1,678	6.972%, 9/19/13, Term C	2,318,909

Principal
Amount
(000)		Value*

Commercial Products (continued)
€671	6.972%, 9/19/13, Term C1	$927,981
		13,299,738

Computer Services—1.3%
$5,323	PanAmSat Corp., 7.349%, 6/30/11, Term A	5,366,973
11,790	SunGard Data Systems, Inc., 7.36%, 2/11/13	11,905,654
		17,272,627

Computer Software—2.2%
	Infor Global Solutions (b),
3,923	9.10%, 8/1/12	3,956,490
2,047	9.10%, 8/1/12, Term DD	2,063,488
6,000	Riverdeep Interactive, 11.55%, 12/21/07 (b)	6,000,000
	UGS Corp., Term B,
2,260	7.07%, 3/31/12 (b)	2,261,136
4,707	7.11%, 3/31/12	4,710,701
	Worldspan L.P., Term B,
4,478	8.59%, 12/7/13	4,500,447
4,500	8.61%, 12/7/13	4,523,062
		28,015,324

Consumer Products—2.0%
	Eastman Kodak Co., Term B,
4,062	7.57%, 10/18/12	4,072,017
414	9.50%, 10/18/12	415,005
6,708	Education Management Corp., 7.375%, 5/23/13, Term B	6,741,903
6,029	Jarden Corp., 7.10%, 1/24/12, Term B1	6,048,204
	National Mentor, Inc. (b),
1,312	7.35%, 6/30/13, Term B	1,317,207
678	7.36%, 6/30/13, Term B	680,853
3,000	7.50%, 6/30/12	3,012,189
3,500	Pinnacle Foods, 8.099%, 3/30/14, Term B (b)	3,530,989
		25,818,367

Containers & Packaging—2.9%
	Graham Packaging Holdings Co. (b),
1,467	7.625%, 10/18/11, Term B	1,477,362
100	7.625%, 10/18/11, Term BA1	100,729
700	7.625%, 10/18/11, Term BC	705,104
2,133	7.625%, 10/18/11, Term BD2	2,148,890
2,133	7.625%, 10/18/11, Term BE	2,148,890
2,133	7.625%, 10/18/11, Term BF5	2,148,890
1,333	7.625%, 10/18/11, Term BG	1,343,056
5,775	Horizon Lines LLC, 7.60%, 7/7/11	5,809,497
	Intertape Polymer Group, Inc., Term B (b),
2,103	8.043%, 7/28/11	2,110,583
436	8.07%, 7/28/11	437,880
873	8.08%, 7/28/11	875,761
	JSG Packaging,
€89	6.107%, 1/12/13, Term B	122,677
€274	6.335%, 11/29/13, Term B	378,249
€75	6.343%, 1/12/13, Term B	103,630
€154	6.396%, 1/12/13, Term B	213,130
€113	6.444%, 1/12/13, Term B	155,445
€295	6.444%, 11/29/13, Term B	407,477
€89	6.607%, 1/12/14, Term C	122,936
€75	6.718%, 1/12/14, Term C	103,849
€274	6.835%, 11/29/14, Term C	379,048
€154	6.896%, 1/12/14, Term C	213,580

Principal
Amount
(000)		Value*

Containers & Packaging (continued)
€113	6.944%, 1/12/14, Term C	$155,773
€295	6.944%, 11/29/14, Term C	408,337
$2,250	7.725%, 11/29/13, Term B	2,269,559
2,250	8.225%, 11/29/14, Term C	2,269,559
	Smurfit-Stone Container,
1,528	5.215%, 11/1/10	1,541,309
2,505	7.355%, 11/1/11, Term C	2,527,187
1,178	7.375%, 11/1/10, Term C	1,187,777
4,488	7.375%, 11/1/11, Term B	4,526,493
842	7.375%, 11/1/11, Term C1	848,793
		37,241,450

Diversified Manufacturing—1.4%
7,500	Grant Forest Products, 11.875%, 9/16/13 (b)	7,509,375
	Invensys PLC (b),
1,041	7.347%, 7/17/13, Term Z1	1,049,989
959	7.36%, 7/17/13, Term Y1	967,095
	KION Group GmbH (b),
3,000	7.58%, 12/20/14, Term B	3,040,848
3,000	7.83%, 12/20/15, Term C	3,055,848
	Linpac Mouldings Ltd. (b),
1,016	8.06%, 4/16/12, Term B1	1,017,449
1,277	8.56%, 4/16/12, Term C1	1,283,531
		17,924,135

Drugs & Medical Products—1.3%
	Nycomed Holdings (b),
€4,000	6.414%, 12/29/16, Term B	5,475,223
€4,000	6.914%, 12/20/15, Term C	5,499,096
	Warner Chilcott PLC,
$621	7.35%, 1/4/12	625,046
1,751	7.35%, 1/18/12, Term B	1,761,195
1,013	7.35%, 1/18/12, Term C	1,019,142
1,939	7.36%, 1/18/12, Term B	1,950,854
278	7.867%, 1/4/12	279,784
		16,610,340

Electronics—1.3%
8,000	Sanmina-SCI Corp., 8.375%, 1/31/08 (b)	8,041,664
9,000	Spansion, Inc., 8.36%, 10/30/12, Term B (b)	9,059,067
		17,100,731

Energy—3.5%
	Alon USA Energy, Inc. (b),
2,667	7.606%, 6/8/13, Term 1.1	2,691,667
632	7.606%, 6/8/13, Term DD	637,588
2,020	7.62%, 6/8/13, Term 1	2,038,938
32	7.62%, 6/8/13, Term DD	31,964
620	7.876%, 6/8/13, Term 2	625,812
	Edison Midwest, Term B,
1,070	6.82%, 4/27/11	1,074,711
1,428	6.86%, 4/27/11	1,433,626
6,426	Headwaters, Inc., 7.36%, 4/30/11, Term B (b)	6,442,624
	Longview Power (b),
267	5.225%, 2/27/14, Term LC	268,750
800	7.61%, 2/27/14, Term B	806,250

Principal
Amount
(000)		Value*

Energy (continued)
	NRG Energy, Inc.,
$557	7.35%, 2/1/13	$561,888
2,145	7.364%, 2/1/13, Term B	2,164,104
	Reliant Energy,
7,285	5.187%, 12/1/10, Term LC	7,353,369
9,690	7.695%, 12/1/10, Term B	9,779,981
	Ruhrgas Industries (b),
868	7.861%, 7/15/13, Term B1	884,567
868	8.361%, 7/15/14, Term C1	880,561
	Targa Resources, Inc.,
774	5.225%, 10/31/11	780,322
81	7.35%, 10/31/12, Term B	81,283
2,193	7.355%, 10/31/12, Term B	2,210,911
903	7.37%, 10/31/12, Term B	910,375
	Weather Investments SARL (b)(d),
€1,000	6.124%, 5/26/12, Term A	1,369,015
€1,000	6.514%, 6/17/13, Term B	1,375,265
€1,000	7.264%, 6/17/14, Term C	1,378,541
		45,782,112

Entertainment—2.6%
$17,862	MGM Studios, 8.614%, 4/8/12, Term B (b)	17,902,958
	Revolution Studios LLC,
1,000	7.85%, 12/25/12, Term A	1,007,500
7,000	9.07%, 12/25/14, Term B (b)	7,052,500
	Warner Music Group, Inc., Term B,
351	7.309%, 2/27/11	352,408
1,441	7.355%, 2/28/11	1,448,567
4,364	7.36%, 2/28/11	4,386,603
1,643	7.40%, 2/27/11	1,651,086
		33,801,622

Financial Services—0.9%
11,940	Nielson Finance, 7.61%, 8/9/13, Term B	12,058,158

Food Services—1.5%
	Aramark Corp.,
329	7.445%, 1/19/14, Term LC	331,134
4,606	7.475%, 1/19/14, Term B	4,633,399
	Arby’s Restaurant Group, Inc., Term B,
2,653	7.60%, 7/25/12	2,677,115
2,690	7.605%, 7/25/12	2,713,609
5,039	7.61%, 7/25/12	5,083,806
	Michael Foods, Inc., Term B (b),
286	7.35%, 11/21/12	287,546
3,131	7.36%, 11/21/10	3,143,603
		18,870,212

Healthcare & Hospitals—5.5%
7,000	Biomet, Inc., 6.00%, 3/8/08 (d)	7,017,500
6,000	Community Health Systems, Inc., 7.00%, 4/10/08 (b)(d)	5,970,000
	Davita, Inc., Term B,
854	6.82%, 10/5/12	857,382
2,220	6.85%, 10/5/12	2,229,374
516	6.86%, 10/5/12	517,673
24,938	HCA, Inc., 7.60%, 11/17/13, Term B	25,227,299
10,917	HealthSouth Corp., 7.85%, 2/2/13	11,006,205

Principal
Amount
(000)		Value*

Healthcare & Hospitals (continued)
$2,817	MultiPlan, Inc., 7.82%, 4/12/13, Term B	$2,839,552
4,192	Psychiatric Solutions, Inc., 7.07%, 7/7/12, Term B (b)	4,206,721
9,853	Renal Advantage, Inc., 7.85%, 10/6/12, Term B (b)	9,951,646
1,677	United Surgical, 9.25%, 4/18/14, Term B (b)	1,684,758
		71,508,110

Hotels/Gaming—1.6%
6,000	Harrah’s Entertainment, Inc., 7.50%, 3/9/08 (b)(d)	6,000,000
	MotorCity Casino, Term B (b),
693	7.33%, 7/21/12	696,806
6,429	7.35%, 7/21/12	6,464,615
1,732	7.36%, 7/21/12	1,742,014
	Penn National Gaming, Inc., Term B,
29	7.10%, 5/26/12	29,327
1,881	7.11%, 5/26/12	1,896,497
3,393	Venetian Casino, 7.09%, 2/22/12, Term B	3,410,454
		20,239,713

Leasing—0.2%
	Rental Service Corp.,
841	8.85%, 11/21/13	855,000
818	8.86%, 11/21/13	832,500
841	8.87%, 11/21/13	845,700
		2,533,200

Machinery—0.4%
1,491	Agco Corp., 7.10%, 6/15/09, Term B (b)	1,502,533
	Mueller Industries, Inc., Term B (b),
304	7.35%, 9/28/12	306,101
1,951	7.355%, 9/28/12	1,965,510
762	7.36%, 9/28/12	767,778
		4,541,922

Manufacturing—1.2%
6,380	Bombardier, Inc., 7.86%, 6/26/13, Term B (b)	6,429,592
	Lucite International Ltd. (b),
2,205	8.07%, 5/26/13, Term B	2,232,273
202	8.07%, 5/26/13, Term DD	204,046
6,185	Xerium Technologies, Inc., 8.10%, 5/18/12, Term B (b)	6,201,070
		15,066,981

Metals & Mining—0.5%
	Novelis, Inc.,
3,716	7.61%, 1/7/12, Term B	3,727,040
2,139	7.61%, 1/7/12, Term B2	2,145,871
		5,872,911

Multi-Media—9.3%
6,470	American Media Operations, Inc., 8.59%, 1/30/13 (b)	6,517,179
1,241	Atlantic Broadband, Inc., 7.60%, 8/9/12, Term B (b)	1,257,171
	Cablecom GmbH (b)(d),
CHF12,611	4.771%, 4/15/11, Term A	10,466,346
CHF4,746	6.00%, 4/15/12, Term B	3,941,531
	Cablevision Systems Corp., Term B,
$1,965	7.07%, 3/29/13	1,974,171
2,000	7.11%, 3/29/13	2,009,334
11,500	Cebridge Connections, Inc., 7.35%, 11/5/13, Term 1.1	11,501,438

Principal
Amount
(000)		Value*

Multi-Media (continued)
$7,000	Charter Communications, 7.85%, 9/5/14 (b)	$7,001,627
	CMP Susquehanna Corp., Term B (b),
1,920	7.35%, 5/5/13	1,932,944
971	7.438%, 5/5/13	977,881
2,965	CSC Holdings, Inc., 7.07%, 2/24/13, Term B	2,978,838
5,000	Metro-Goldwyn Mayer, Inc., 8.60%, 4/8/12, Term B1	5,011,330
8,500	NTL Investment, 7.356%, 1/6/13, Term B	8,550,473
9,358	Primedia, 7.57%, 9/30/13, Term B	9,363,835
AUD9,100	Seven Media Group, 6.00%, 2/7/13, Term T1 (b)(d)	7,541,245
$2,029	Source Media, Inc., 7.60%, 11/8/11, Term B (b)	2,050,605
10,812	Telcordia Technologies, Inc., 8.11%, 9/9/12, Term B (b)	10,704,300
1,644	Thomas Media, 7.60%, 11/8/11, Term B (b)	1,661,104
	Univision Communications, Inc. (d),
13,154	7.605%, 9/15/14, Term B	13,144,273
2,000	7.82%, 3/15/09	2,002,084
	Young Broadcasting, Inc., Term B,
2,250	7.875%, 5/2/12	2,263,062
7,092	7.875%, 11/3/12	7,131,833
		119,982,604

Oil & Gas—1.3%
12,000	El Paso Corp., 5.273%, 6/15/09 (b)	11,895,000
1,438	Kinetic Concepts, Inc., 6.85%, 8/11/10, Term B (b)	1,441,087
2,874	Newpark Resources, Inc., 8.35%, 8/17/11 (b)	2,909,743
		16,245,830

Paper/Paper Products—0.6%
	Appleton Papers, Inc.(b),
808	7.60%, 6/9/10	809,790
725	7.61%, 6/11/10, Term B	726,927
	Georgia-Pacific Corp., Term B,
541	7.10%, 12/20/12	543,460
5,747	7.34%, 12/20/12	5,781,229
		7,861,406

Printing/Publishing—0.4%
€4,052	Seat Pagine Gialle SpA, 4.023%, 5/25/12, Term A (b)	5,546,962

Recreation—2.3%
	Amadeus Global Travel (b),
$4,786	8.07%, 4/8/13, Term B	4,841,300
414	8.07%, 4/8/13, Term B2	418,838
4,786	8.57%, 4/8/14, Term C	4,841,300
414	8.57%, 4/8/14, Term C2	418,838
7,940	Cedar Fair L.P., 7.32%, 6/13/12	8,024,362
	Six Flags Theme Parks, Inc., Term B,
2,452	8.60%, 6/30/09	2,471,359
1,453	8.61%, 6/30/09	1,464,203
	Travelport,
595	7.85%, 8/1/13	600,694
6,041	7.85%, 8/22/13, Term CD	6,101,220
		29,182,114

Retail—1.7%
7,523	Jean Coutu Group, Inc., 7.875%, 7/30/11, Term B	7,541,149
5,860	Michaels Stores, Inc., 8.125%, 10/11/13, Term 10	5,913,729
2,841	Neiman Marcus Group, Inc., 7.346%, 4/6/13	2,868,912
6,000	Rite Aid Corp., 9.00%, 11/8/13 (b)(d)	5,970,000
		22,293,790

Principal
Amount
(000)		Value*

Technology—0.1%
$1,000	HCP Acquisition, 9.61%, 2/22/15 (b)	$1,025,000

Telecommunications—5.9%
	Centennial Cellular Communications Corp., Term B (b),
8,603	7.35%, 2/9/11	8,681,657
666	7.36%, 1/20/11	671,744
	Consolidated Communications, Inc., Term B,
5,166	7.10%, 10/14/11	5,190,567
1,605	7.36%, 9/18/11	1,612,888
	eircom Group PLC (b),
€4,700	6.403%, 7/17/14, Term B	6,499,539
€4,700	6.778%, 7/17/15, Term C	6,523,592
	Hawaiian Telcom Communications, Inc.,
$4,900	7.60%, 4/30/12, Term A	4,905,106
4,971	7.60%, 10/31/12, Term B	4,997,890
5,500	Intelsat Ltd., 7.855%, 2/15/14	5,526,516
	Nordic Telephone Co. Holdings ApS,
€6,050	5.875%, 11/30/14, Term B	8,347,396
€6,050	6.125%, 11/30/14, Term C	8,368,987
$7,500	Qwest Corp., 6.95%, 6/30/10, Term B	7,726,560
7,000	Telesat Canada, Inc., 2.62%, 2/14/08 (b)(d)(e)	6,987,954
		76,040,396

Transportation—0.4%
5,438	Fleetpride Corp., 8.586%, 6/6/13, Term B (b)	5,459,593

Utilities—1.2%
	AES Corp., Term B,
3,720	7.19%, 4/30/08	3,744,127
3,720	7.50%, 8/10/11	3,744,127
4,191	Midwest Generation LLC, 7.105%, 12/31/11, Term B	4,215,037
3,625	Sandridge Energy, Inc., 8.975%, 4/1/14, Term AB (b)	3,733,750
		15,437,041

Waste Disposal—1.4%
	Allied Waste North America, Inc.,
2,443	5.00%, 1/15/12 (d)	2,458,075
5,430	5.00%, 3/28/14, Term B (d)	5,459,886
2,285	7.06%, 1/15/12	2,298,274
1,067	7.12%, 1/15/12	1,072,528
184	7.13%, 1/15/12	184,649
891	7.15%, 1/15/12	895,783
838	7.17%, 1/15/12	842,701
508	7.21%, 1/15/12	510,565
€3,000	AVR Bedrijven, 6.164%, 3/1/14 (b)(d)	4,171,529
		17,893,990

Wholesale—0.8%
	Roundy’s, Inc., Term B,
$4,975	8.09%, 10/27/11	5,023,137
4,900	8.36%, 11/1/11	4,947,162
		9,970,299

Wire & Cable Products—1.7%
	Pirelli Cable S.A. (b),
€3,956	6.352%, 6/23/13, Term B	5,425,894
€2,500	6.852%, 6/23/14, Term C	3,445,994
	UPC Broadband Holding BV,
€1,746	5.942%, 12/31/14, Term M1	2,396,913

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Wire & Cable Products (continued)
€7,730	5.942%, 12/31/14, Term M2 (d)		$10,604,419
			21,873,220
	Total Senior Loans (cost—$909,818,364)		921,998,098

CORPORATE BONDS & NOTES—21.9%
Airlines—0.3%
	JetBlue Airways Corp., FRN,
$2,465	8.46%, 5/15/10	Ba3/BB-	2,479,249
1,253	9.605%, 9/15/09	Ba3/BB-	1,272,058
			3,751,307

Apparel & Textiles—0.4%
5,500	Hanesbrands, Inc., 8.735%, 12/15/14, FRN (a)(j)	B2/B-	5,678,750

Automotive Products—0.8%
4,500	Dura Operating Corp., 8.625%, 4/15/12, Ser. B (h)(i)	NR/NR	1,642,500
9,000	Goodyear Tire & Rubber Co., 9.14%, 12/1/09, FRN (a)(j)	B2/B-	9,135,000
			10,777,500

Banking—0.8%
£4,929	Royal Bank of Scotland PLC, 9.37%, 4/6/11, VRN (b)(e)	NR/NR	9,946,067

Building/Construction—0.7%
€7,000	Grohe Holding GmbH, 6.843%, 1/15/14, FRN (b)	B2/B	9,693,586

Chemicals—0.2%
€2,000	Rhodia S.A., 6.718%, 10/15/13, FRN (a)(j)	B1/B	2,801,559

Computer Services—0.2%
$2,000	SunGard Data Systems, Inc., 9.125%, 8/15/13	Caa1/B-	2,155,000

Energy—0.8%
9,500	El Paso Corp., 7.375%, 12/15/12	Ba3/BB-	10,254,718

Financial Services—2.9%
3,500	Chukchansi Economic Dev. Auth., 8.877%, 11/15/12, FRN (a)(j)	B2/BB-	3,596,250
	Ford Motor Credit Co., FRN,
5,715	6.926%, 1/15/10	B1/B	5,586,578
6,000	8.105%, 1/13/12	B1/B	5,923,596
5,000	General Motors Acceptance Corp., 7.56%, 12/1/14, FRN	Ba1/BB+	5,094,110
€6,000	Hellas Telecommunications Luxembourg V, 7.468%, 10/15/12, FRN	B1/B	8,372,741
	Universal City Florida Holding Co.,
$2,000	8.375%, 5/1/10	B3/B-	2,075,000
6,500	10.11%, 5/1/10, FRN	B3/B-	6,703,125
			37,351,400

Food Services—0.6%
7,000	Aramark Corp., 8.86%, 2/1/15, FRN (a)(j)	B3/B-	7,227,500

Healthcare & Hospitals—0.9%
7,000	CDRV Investors, Inc., 9.86%, 12/1/11, FRN (a)(j)	Caa1/CCC+	7,070,000
4,000	Rotech Healthcare, Inc., 9.50%, 4/1/12	Caa3/CCC	4,120,000
			11,190,000

Hotels/Gaming—0.4%
5,000	Seminole Hard Rock Entertainment, Inc., 7.848%, 3/15/14, FRN (a)(j)	B1/BB	5,150,000

Manufacturing—0.7%
€6,500	Bombardier, Inc., 6.939%, 11/15/13, FRN (a)(j)	Ba2/BB	9,314,418

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Metals & Mining—0.6%
$7,050	Freeport-McMoRan Copper & Gold, Inc., 8.564%, 4/1/15, FRN	Ba3/BB	$7,455,375

Multi-Media—2.6%
16,000	Cablevision Systems Corp., 9.82%, 4/1/09, Ser. B, FRN	B3/B+	17,040,000
2,000	CCO Holdings LLC, 8.75%, 11/15/13	Caa1/CCC	2,107,500
8,000	Charter Communications Holdings II LLC, 10.25%, 9/15/10	Caa2/CCC	8,560,000
3,200	DirecTV Holdings LLC, 8.375%, 3/15/13	Ba3/BB-	3,392,000
2,000	ION Media Networks, Inc., 11.606%, 1/15/13, FRN (a)(j)	Caa2/CCC-	2,090,000
			33,189,500

Paper/Paper Products—2.0%
	Abitibi-Consolidated, Inc.,
3,000	7.75%, 6/15/11	B3/B+	2,872,500
2,000	7.875%, 8/1/09	B3/B+	2,010,000
8,000	8.855%, 6/15/11, FRN	B3/B+	7,880,000
4,000	Bowater, Inc., 8.355%, 3/15/10, FRN	B3/B+	4,040,000
9,500	Verso Paper Holdings LLC, 9.11%, 8/1/14, FRN (a)(j)	B2/B	9,832,500
			26,635,000

Semi-conductors—0.8%
10,000	Freescale Semiconductor, Inc., 9.23%, 12/15/14, FRN (a)(j)	B1/B	10,050,000

Telecommunications—6.2%
2,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	2,057,500
8,750	Hawaiian Telcom Communications, Inc., 10.889%, 5/1/13, Ser. B, FRN	B3/CCC	8,990,625
	Intelsat Bermuda Ltd., FRN,
4,000	8.872%, 1/15/15	Caa1/B	4,110,000
6,000	11.354%, 6/15/13	NR/B	6,450,000
€6,350	Nordic Telephone Co. Holdings ApS, 9.281%, 5/1/16, FRN (a)(j)	B2/B	8,904,481
$9,150	Nortel Networks Ltd., 9.606%, 7/15/11, FRN (a)(j)	B3/B-	9,836,250
25,650	Qwest Communications International, Inc., 8.86%, 2/15/09, FRN	Ba3/B+	26,034,750
6,000	Qwest Corp., 8.605%, 6/15/13, FRN	Ba1/BB+	6,592,500
7,750	Rogers Wireless, Inc., 8.48%, 12/15/10, FRN	Baa3/BBB-	7,924,375
			80,900,481
	Total Corporate Bonds & Notes (cost—$272,599,471)		283,522,161

ASSET-BACKED SECURITIES—0.2%
146	Bear Stearns Asset Backed Securities, Inc., 5.49%, 12/25/42, FRN	Aaa/AAA	146,394
1,563	CIT Group Home Equity Loan Trust, 5.59%, 6/25/33, FRN	Aaa/AAA	1,565,828
1,392	Salomon Brothers Mortgage Securities VII, 5.62%, 3/25/32, FRN	NR/AAA	1,394,095
	Total Asset-Backed Securities (cost—$3,096,986)		3,106,317

SHORT-TERM INVESTMENTS—6.5%
U.S. Treasury Bills (f)—2.3%
29,375	4.79%-5.04%, 5/31/07-6/14/07 (cost—$29,209,154)		29,209,154

Corporate Notes—1.1%
Energy—0.0%
250	Transcontinental Gas Pipe Line Corp., 6.636%, 4/15/08, FRN (a)(j)	Ba1/BB+	252,188

Financial Services—1.1%
14,000	Ford Motor Credit Co., 8.36%, 11/2/07, FRN	B1/B	14,135,520
	Total Corporate Notes (cost—$14,128,569)		14,387,708

Principal
Amount
(000)		Value*

Repurchase Agreements—3.1%
$32,000	Lehman Brothers, Inc.,
	dated 4/30/07, 5.06%, due 5/1/07, proceeds $32,004,498; collateralized by U.S. Treasury Inflation Indexed Bond, 0.875%, due 4/15/10, valued at $32,708,866 including accrued interest	$32,000,000
7,855	State Street Bank & Trust Co., dated 4/30/07, 4.90%, due 5/1/07, proceeds $7,856,069; collateralized by Federal Home Loan Bank, 4.50%, due 5/21/07, valued at $8,012,869 including accrued interest	7,855,000
	Total Repurchase Agreements (cost—$39,855,000)	39,855,000
	Total Short-Term Investments (cost—$83,192,723)	83,451,862

Contracts

OPTIONS PURCHASED (g)—0.0%
	Call Options—0.0%
	U.S. Treasury Notes 5 yr. Futures (CBOT),
550	strike price $108.50, expires 5/25/07	8,594
	U.S. Treasury Notes 10 yr. Futures (CBOT),
1,011	strike price $114, expires 5/25/07	15,797
		24,391

	Put Options—0.0%
	Financial Future Euro—90 day (CME),
2,900	strike price $91.75, expires 3/17/08	7
390	strike price $92, expires 3/17/08	1
		8
	Total Options Purchased (cost—$60,719)	24,399
	Total Investments (cost—$1,268,768,263)—100.0%	$1,292,102,837

Notes to Schedule of Investments:

*              Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued on the last business day of each week using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”), for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair-value pursuant to procedures approved by the Fund’s Board of Trustees, which include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any, (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined weekly on the last business day of the week as of the close of regular trading  (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)     Private Placement—Restricted as to resale and may not have a readily available market.  Private Placement securities have an aggregate value of $1,012,936,994 and represent 78.39% of total investments.

(b)     Illiquid security.

(c)     These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of Senior Loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2007.

(d)     Delayed-delivery security. To be delivered after April 30, 2007.

(e)     Fair-valued security—Securities with an aggregate market value of $16,934,021 representing 1.31% of total investments,  have been fair valued.

(f)      All or partial amount segregated as collateral for futures contracts, delayed-delivery securities and/or swaps agreements.

(g)     Non-income producing.

(h)     All or partial amount segregated as collateral for reverse repurchase agreements.

(i)      Security in default.

(j)      144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Glossary:

£—British Pound

€—Euro

¥—Japanese Yen

AUD—Australian Dollar

CBOT—Chicago Board of Trade

CHF—Swiss Franc

CME—Chicago Mercantile Exchange

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2007.

LIBOR—London Inter-bank Offered Rate

NR—Not Rated

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on April 30, 2007.

Other Investments:

(1)  Futures contracts outstanding at April 30, 2007:

					Unrealized
			Notional Amount	Expiration	Appreciation
Type		Contracts	(000)	Date	(Depreciation)
Long:	Financial Future British Pound—90 day	825	$191,431	3/20/08	$(407,410)
	Financial Future British Pound—90 day	990	229,717	3/20/08	(488,893)
	Financial Future British Pound—90 day	1,751	21	3/19/08	(21,524)
	Financial Future Euro—90 day	1,944	462,599	3/17/08	(62,558)
Short:	U.S. Treasury Notes 5 yr. Futures	(550)	(58,205)	6/29/07	(201,953)
	U.S. Treasury Notes 10 yr. Futures	(1,011)	(109,520)	6/20/07	443,811
					$(738,527)

(2) Credit default swap agreements outstanding at April 30, 2007:

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Bank of America
Abitibi-Consolidated	$5,000	6/20/08	2.95%	$105,936
Bombardier	3,500	6/20/10	3.80%	327,227
Georgia-Pacific	6,500	3/20/14	1.78%	(114,937)
Royal Caribbean	5,000	12/20/09	1.12%	91,831
Williams Cos.	5,000	12/20/09	1.65%	144,339
Barclays Bank
Dynegy Holdings	6,000	3/20/12	2.15%	3,973
Quest Holding	5,000	3/20/12	1.50%	5,526
Solectron	5,000	3/20/12	2.85%	(142,091)
Bear Stearns
Abitibi-Consolidated	2,500	6/20/07	1.65%	7,464
Allied Waste North America	1,500	12/20/07	1.85%	17,007
ArvinMeritor	1,500	12/20/07	1.14%	3,523
Dow Jones CDX High Yield	110,000	6/20/12	2.75%	1,205,151
Dynegy Holdings	1,500	12/20/09	2.35%	63,314
MGM	5,000	12/20/09	1.54%	126,787
RH Donnelley	2,000	3/20/12	1.10%	4,156
Smurfit-Stone Container	1,500	12/20/09	1.76%	16,815
Smurfit-Stone Container	5,000	12/20/09	1.87%	70,162
Citigroup
AES	10,000	6/20/08	1.17%	94,061
Ford Motor Credit	6,000	3/20/12	2.38%	(113,288)
Host Marriott	5,000	12/20/09	1.70%	163,198
NRG Energy	6,000	3/20/12	1.70%	(34,475)
Reliant Energy	5,000	12/20/09	3.20%	251,086
RH Donnelley	6,000	3/20/12	1.84%	76,624
Univision Communications	4,000	3/20/12	0.97%	(8,933)
Credit Suisse First Boston
ITRAXX Europe Crossover	€7,400	6/20/11	2.90%	621,984
Equistar	$5,000	12/20/09	2.25%	164,834
Intelsat Bermuda	7,000	3/20/10	3.21%	179,829
Samis	1,200	9/20/08	2.45%	17,722
Samis	2,400	12/20/09	2.15%	40,623
Deutsche Bank
Ford Motor Credit	1,000	6/20/12	2.17%	9,165
Russian Federation	7,000	6/20/07	0.44%	14,152
SoftBank	¥850,000	9/20/07	2.30%	67,448
Goldman Sachs
Dow Jones CDX High Yield	$7,100	6/20/12	0.99%	69,706
Ford Motor Credit	13,000	3/20/12	2.54%	(164,892)
Freescale Semiconductor	4,000	3/20/12	2.67%	(92,336)
Royal Caribbean	6,500	12/20/13	1.33%	61,846
Tenet Healthcare	6,000	3/20/12	3.47%	14,884
JPMorgan Chase
Nortel Networks	3,100	9/20/07	1.43%	14,090
NRG Energy	5,000	12/20/09	2.20%	141,987
Owens-Brockway	5,000	12/20/11	2.09%	200,091
Lehman Brothers
Bon-Ton	4,000	3/20/12	4.05%	239,015
Celestica	5,000	3/20/12	2.85%	(200,439)

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Dow Jones CDX High Yield	$75,000	6/20/12	2.75%	$681,114
Hayes Lemmerz International	5,000	12/20/09	2.50%	186,169
HCA	5,000	12/20/09	1.55%	43,648
PanAmSat	3,000	12/20/09	3.00%	174,485
Quest Holding	13,000	3/20/12	1.55%	42,679
Six Flags	4,000	3/20/10	2.70%	153,000
Six Flags	3,000	6/20/12	1.75%	527
Smurfit-Stone Container	3,000	12/20/09	1.85%	40,558
Station Casinos	5,000	12/20/09	1.45%	76,165
TRW Automotive	5,000	12/20/09	2.05%	116,708
Merrill Lynch
AES	3,000	12/20/09	2.60%	129,694
ArvinMeritor	4,500	12/20/09	2.25%	77,737
Chesapeake Energy	5,000	12/20/09	1.30%	111,131
CMS Energy	1,500	12/20/09	1.85%	57,394
Delhaize America	5,000	12/20/09	1.07%	103,656
Naftogaz Ukrainy	3,000	4/20/09	3.30%	81,118
Toys “R” Us	5,000	12/20/09	3.20%	164,363
Morgan Stanley
Hanesbrands	2,000	3/20/12	0.90%	1,914
Wachovia
Ford Motor Credit	5,000	12/20/09	2.14%	(192,547)
GMAC	5,000	12/20/09	2.26%	(94,548)
				$5,719,130

(3) Interest rate swap agreements outstanding at April 30, 2007:

			Rate Type		Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Bank of America	$444,400	2/15/17	4.785%	3-Month USD-LIBOR	$(718,968)
Bank of America	444,400	2/15/17	3-Month USD-LIBOR	5.91%	1,408,135
Barclays Bank	526,700	6/21/25	5.70%	3-Month USD-LIBOR	(9,667,842)
Barclays Bank	265,000	6/21/25	3-Month USD-LIBOR	5.70%	10,322,076
Deutsche Bank	93,500	12/19/08	3-Month USD-LIBOR	5.00%	(42,439)
Deutsche Bank	97,300	12/19/08	3-Month USD-LIBOR	5.00%	22,058
Deutsche Bank	36,700	6/20/17	3-Month USD-LIBOR	5.00%	(344,037)
Goldman Sachs	36,300	12/19/08	3-Month USD-LIBOR	5.00%	(10,556)
Lehman Brothers	613,000	12/18/24	3-Month USD-LIBOR	5.70%	25,074,431
Lehman Brothers	630,000	12/18/24	5.77%	3-Month USD-LIBOR	(34,156,615)
UBS	8,000	12/19/08	3-Month USD-LIBOR	5.00%	(246)
UBS	255,000	6/21/25	3-Month USD-LIBOR	5.70%	10,991,746
					$2,877,743

The Fund received $13,500,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(4)  Forward foreign currency contracts outstanding at April 30, 2007:

			Unrealized
	U.S.$ Value	U.S.$ Value	Appreciation
	Origination Date	April 30, 2007	(Depreciation)
Purchased:
9,033,000 Australian Dollar settling 6/15/07	$7,541,697	$7,509,536	$(32,161)
¥ 15,618,000 settling 5/15/07	129,784	130,959	1,175
12,612,000 Swiss Franc settling 6/7/07	10,388,968	10,486,362	97,394
Sold:
6,445,088 Australian Dollar settling 5/3/07	5,254,738	5,364,137	(109,399)
9,033,000 Australian Dollar settling 5/17/07	7,560,621	7,515,196	45,425
9,033,000 Australian Dollar settling 6/15/07	7,465,413	7,509,536	(44,123)
£ 9,198,000 settling 5/17/07	18,193,644	18,393,089	(199,445)
€ 116,889,000 settling 5/24/07	158,913,518	159,683,473	(769,955)
¥ 30,388,000 settling 5/2/07	255,211	254,352	859
¥ 30,388,000 settling 5/15/07	254,338	254,808	(470)
4,746,000 Swiss Franc settling 6/7/07	3,906,109	3,946,105	(39,996)
12,612,000 Swiss Franc settling 6/7/07	10,371,711	10,486,362	(114,651)
12,612,000 Swiss Franc settling 6/7/07	10,425,286	10,486,362	(61,076)
			$(1,226,423)

(5)  Open reverse repurchase agreements at April 30, 2007:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Lehman Securities	0.00%	1/4/07	1/2/09	$1,397,250	$1,397,250

(6) At April 30, 2007, the Fund held the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Unfunded Commitments
Eastman Kodak	$5,012,275
Host Marriott L.P. Revolver A	1,010,923
Host Marriott L.P. Revolver B	1,632,755
Longview Power	940,626
Lucite International	584,313
United Surgical	322,278
Univision	844,989
$10,348,159

£—British Pound

€—Euro

¥—Japanese Yen

LIBOR—London Inter-bank Offered Rate

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c)) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.3a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Floating Rate Strategy Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 27, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 27, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 27, 2007